Promissory Note Receivable (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Repayment of loan	$ 220	$ 220
January 31, 2018 | Forbearance Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Repayment of loan	25
June 30, 2018 | Forbearance Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Repayment of loan	25
September 30, 2018 | Forbearance Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Repayment of loan	85
December 31, 2018 | Forbearance Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Repayment of loan	$ 85